Deferred Acquisition Costs and Deferred Sales Inducements - Rollforward of Deferred Acquisition Costs (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period	$ 12,918,000	$ 13,519,000	$ 13,519,000	$ 13,897,000	$ 12,334,000
Deferrals of acquisition costs					739,000
Amortization of deferred acquisition costs	1,225,000	1,305,000			534,000
Balance, end of period	12,918,000	13,519,000	12,918,000	13,519,000	13,897,000
Other product lines, end of period			219,000	155,000
Total balance, end of period			12,918,000	13,519,000
Variable Annuity
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period	$ 12,699,000	13,364,000	13,364,000	13,725,000
Deferrals of acquisition costs			544,000	779,000
Amortization of deferred acquisition costs			(1,209,000)	(1,291,000)
Balance, end of period			12,699,000	13,364,000	13,725,000
Variable Annuity | Change in accounting principle
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of period		$ 0	$ 0	151,000
Balance, end of period				$ 0	$ 151,000